PARTNERING ARRANGEMENTS - Proportionately Consolidated Variable Interest Entities Summarized Balance Sheet Information (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Proportionate share of advances from ventures	[1]	$ 374,803	$ 325,048
Advances from proportionately consolidated ventures	[1]	541,432	334,850
Proportionately Consolidated Ventures
Schedule of Equity Method Investments [Line Items]
Proportionate share of advances from ventures		374,800	325,000
Advances from proportionately consolidated ventures		394,400	334,900
CB&I/Zachry
Schedule of Equity Method Investments [Line Items]
Current assets	[2]	260,934	298,916
Non-current assets		3,204	6,689
Total assets		264,138	305,605
Current liabilities	[2]	379,339	454,943
CB&I/Zachry/Chiyoda
Schedule of Equity Method Investments [Line Items]
Current assets	[2]	84,279	82,106
Non-current assets		1,969	2,590
Total assets		86,248	84,696
Current liabilities	[2]	73,138	86,124
CB&I/Chiyoda
Schedule of Equity Method Investments [Line Items]
Total assets	[2]	337,479	424,781
Current liabilities	[2]	$ 150,179	$ 433,526

[1]	Represents advances to our proportionately consolidated ventures and advances from our equity method and proportionately consolidated ventures as discussed in Note 8.
[2]	Our venture arrangements allow for excess working capital of the ventures to be advanced to the venture partners. Such advances are returned to the ventures for working capital needs as necessary. Accordingly, at a reporting period end a venture may have advances to its partners which are reflected as an advance receivable within current assets of the venture. As summarized in Note 9, at December 31, 2016 and 2015, other current assets on the Balance Sheets included approximately $374,800 and $325,000, respectively, related to our proportionate share of advances from the ventures to our venture partners, and other current liabilities included approximately $394,400 and $334,900, respectively, related to advances to CB&I from the ventures.